Condensed Consolidated and Combined Statements of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Common Stock Adjusted	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Adjusted	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit Adjusted	Accumulated Deficit	Stock Subscription Receivable Previously Reported	Stock Subscription Receivable Retroactive application of recapitalization	Stock Subscription Receivable Adjusted	Stock Subscription Receivable	Previously Reported	Retroactive application of recapitalization	Adjusted	Total
Balance beginning at Dec. 31, 2021		$ 316								$ 24,684				$ (1,430)								$ 23,570
Balance beginning (in Shares) at Dec. 31, 2021		3,162,500
Proceeds Allocated to Public Warrants										3,755,675												3,755,675
Proceeds from Private Warrants										5,405,000												5,405,000
Value of transaction costs allocated to the fair value of equity instruments										(234,654)												(234,654)
Class A common stock issued to Representative	$ 12									776,803												776,815
Class A common stock issued to Representative (in Shares)	123,500
Class A Common Stock Redeemable Remeasurement Adjustment at Initial Public Offering										(9,727,508)				(3,214,594)								(12,942,102)
Class A Common Stock Redeemable Remeasurement Adjustment														(1,272,983)								(1,272,983)
Forfeiture of Class B Common Stock		$ (8)												8
Forfeiture of Class B Common Stock (in Shares)		(75,000)
Net income (loss)														593,905								593,905
Balance ending at Dec. 31, 2022	$ 12	$ 308		$ 6,980	$ 6,980		$ 26,104,307	$ (6,980)	$ 26,097,327		$ (20,120,881)		$ (20,120,881)	(3,895,094)					$ 5,983,426		$ 5,983,426	(3,894,774)
Balance ending (in Shares) at Dec. 31, 2022	123,500	3,087,500		69,800,000	69,800,000
Contributions and net transfers with related parties									442,368												442,368
Net income (loss)													(1,741,542)								(1,741,542)
Balance ending at Mar. 31, 2023					$ 6,980				26,539,695				(21,862,423)								4,684,252
Balance ending (in Shares) at Mar. 31, 2023					69,800,000
Balance beginning at Dec. 31, 2022	$ 12	$ 308		$ 6,980	$ 6,980		26,104,307	(6,980)	26,097,327		(20,120,881)		(20,120,881)	(3,895,094)					5,983,426		5,983,426	(3,894,774)
Balance beginning (in Shares) at Dec. 31, 2022	123,500	3,087,500		69,800,000	69,800,000
Class A common stock issued to Representative																						$ 776,815
Class A common stock issued to Representative (in Shares)																						123,500
Class A Common Stock Redeemable Remeasurement Adjustment														(3,972,489)								$ (3,972,489)
Excise tax on redemption of Class A Common Stock														(890,385)								(890,385)
Net income (loss)														(19,775,602)								(19,775,602)
Balance ending at Dec. 31, 2023	$ 12	$ 308		$ 6,980	$ 6,980		28,857,965	(6,980)	28,850,985		(25,445,506)		(25,445,506)	(28,533,570)					3,412,459		3,412,459	(28,533,250)
Balance ending (in Shares) at Dec. 31, 2023	123,500	3,087,500		69,800,000	69,800,000
Balance beginning at Mar. 31, 2023					$ 6,980				26,539,695				(21,862,423)								4,684,252
Balance beginning (in Shares) at Mar. 31, 2023					69,800,000
Contributions and net transfers with related parties										185,865												185,865
Net income (loss)														(1,032,585)								(1,032,585)
Balance ending at Jun. 30, 2023						$ 6,980				26,732,540				(22,895,008)								3,837,532
Balance ending (in Shares) at Jun. 30, 2023						69,800,000
Balance beginning at Dec. 31, 2023	$ 12	$ 308		$ 6,980	$ 6,980		28,857,965	(6,980)	28,850,985		(25,445,506)		(25,445,506)	(28,533,570)					3,412,459		3,412,459	(28,533,250)
Balance beginning (in Shares) at Dec. 31, 2023	123,500	3,087,500		69,800,000	69,800,000
Capital contributions from related party									487,273												487,273
Issuance of common stock upon consummation of the Merger					$ 600				(27,888,519)												(27,887,919)
Issuance of common stock upon consummation of the Merger (in Shares)					6,004,741
Conversion of convertible notes into common stock upon consummation of the Merger					$ 596				3,174,404												3,175,000
Conversion of convertible notes into common stock upon consummation of the Merger (in Shares)					5,962,325
Stock subscription receivable																	(80,241)				(80,241)
Earnout Arrangement									63,600,000				(63,600,000)
Contingent consideration									906,000				(906,000)
Private Placement					$ 513				8,931,484												8,931,997
Private Placement (in Shares)					5,133,332
Issuance costs in connection with the Private Placement									(262,064)												(262,064)
Stock-based compensation									1,359,000												1,359,000
Net income (loss)													(29,766,263)								(29,766,263)
Balance ending at Mar. 31, 2024					$ 8,689				79,158,563				(119,717,769)				(80,241)				(40,630,758)
Balance ending (in Shares) at Mar. 31, 2024					86,900,398
Balance beginning at Dec. 31, 2023	$ 12	$ 308		$ 6,980	$ 6,980		$ 28,857,965	$ (6,980)	28,850,985		$ (25,445,506)		(25,445,506)	(28,533,570)					$ 3,412,459		3,412,459	$ (28,533,250)
Balance beginning (in Shares) at Dec. 31, 2023	123,500	3,087,500		69,800,000	69,800,000
Shares issued from exercise of Series D Warrants (in Shares)																						199,943
Class A common stock issued to Representative																						$ 1,081,011
Balance ending at Jun. 30, 2024						$ 8,709				79,610,239				(97,699,353)				$ (80,241)				(18,160,646)
Balance ending (in Shares) at Jun. 30, 2024						87,100,341
Balance beginning at Mar. 31, 2024					$ 8,689				$ 79,158,563				$ (119,717,769)				$ (80,241)				$ (40,630,758)
Balance beginning (in Shares) at Mar. 31, 2024					86,900,398
Shares issued from exercise of Series D Warrants						$ 20				14												34
Shares issued from exercise of Series D Warrants (in Shares)						199,943
Stock-based compensation										451,662												451,662
Net income (loss)														22,018,416								22,018,416
Balance ending at Jun. 30, 2024						$ 8,709				$ 79,610,239				$ (97,699,353)				$ (80,241)				$ (18,160,646)
Balance ending (in Shares) at Jun. 30, 2024						87,100,341